Borrowings - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 47,072	£ 42,985	£ 45,465
Collateral received	72	111
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	46,141	42,353
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	42,617	38,219
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	34,281	31,710
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 8,336	£ 6,509